Convertible notes payable - Schedule of Convertible Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Convertible Debt [Roll Forward]
Conversion to ordinary shares	$ (7,664)
Repayments of convertible notes	(65,000)	$ 0	[1]	$ 0	[1]
Convertible notes payable, current	38,819	64,473	[2]
Convertible notes payable, non-current	60,283	0	[2]
Convertible Debt
Convertible Debt [Roll Forward]
Convertible notes payable, beginning balance	64,473	64,184		63,775
Accretion of interest expense	4,413	289		409
Issuance of convertible notes	102,880
Conversion to ordinary shares	(7,664)
Repayments of convertible notes	(65,000)
Convertible notes payable, ending balance	99,102	64,473		64,184
Convertible notes payable, current	38,819
Convertible notes payable, non-current	60,283
Convertible Notes due 2025 | Convertible Debt
Convertible Debt [Roll Forward]
Convertible notes payable, beginning balance	64,473	64,184		63,775
Accretion of interest expense	527	289		409
Issuance of convertible notes	0
Conversion to ordinary shares	0
Repayments of convertible notes	(65,000)
Convertible notes payable, ending balance	0	64,473		64,184
Convertible notes payable, current	0
Convertible notes payable, non-current	0
Convertible Notes due 2026 | Convertible Debt
Convertible Debt [Roll Forward]
Convertible notes payable, beginning balance	0	0		0
Accretion of interest expense	3,603	0		0
Issuance of convertible notes	42,880
Conversion to ordinary shares	(7,664)
Repayments of convertible notes	0
Convertible notes payable, ending balance	38,819	0		0
Convertible notes payable, current	38,819
Convertible notes payable, non-current	0
Convertible Notes due 2028 | Convertible Debt
Convertible Debt [Roll Forward]
Convertible notes payable, beginning balance	0	0		0
Accretion of interest expense	283	0		0
Issuance of convertible notes	60,000
Conversion to ordinary shares	0
Repayments of convertible notes	0
Convertible notes payable, ending balance	60,283	$ 0		$ 0
Convertible notes payable, current	0
Convertible notes payable, non-current	$ 60,283

[1]	Restated (refer to Note 2(c))
[2]	Restated (refer to Note 2(c))